Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

September 30, 2020

Shares		Value
Common Stocks– 96.3%
Aerospace & Defense – 2.9%
HEICO Corp	67,511	$5,985,525
L3Harris Technologies Inc	107,060	18,183,070
Teledyne Technologies Inc*	59,094	18,331,550
		42,500,145
Airlines – 0.8%
Ryanair Holdings PLC (ADR)*	138,279	11,305,691
Auto Components – 0.4%
Visteon Corp*	81,724	5,656,935
Banks – 0.6%
SVB Financial Group*	37,671	9,064,396
Biotechnology – 2.3%
Ascendis Pharma A/S (ADR)*	39,098	6,033,603
BioMarin Pharmaceutical Inc*	116,101	8,832,964
Neurocrine Biosciences Inc*	65,558	6,304,057
RPI International Holdings LP§	125,340	5,009,536
Sarepta Therapeutics Inc*	54,669	7,677,168
		33,857,328
Capital Markets – 3.4%
Cboe Global Markets Inc	107,235	9,408,799
LPL Financial Holdings Inc	305,969	23,458,643
MSCI Inc	24,359	8,690,804
TD Ameritrade Holding Corp	212,426	8,316,478
		49,874,724
Commercial Services & Supplies – 3.1%
Cimpress PLC*	150,495	11,311,204
Edenred	256,051	11,486,404
Ritchie Bros Auctioneers Inc	384,093	22,757,510
		45,555,118
Containers & Packaging – 1.2%
Sealed Air Corp	458,588	17,797,800
Diversified Consumer Services – 1.5%
frontdoor Inc*	184,751	7,188,661
ServiceMaster Global Holdings Inc*	382,086	15,237,590
		22,426,251
Electric Utilities – 0.8%
Alliant Energy Corp	235,563	12,166,829
Electrical Equipment – 1.7%
Sensata Technologies Holding PLC*	591,346	25,510,666
Electronic Equipment, Instruments & Components – 5.2%
Dolby Laboratories Inc	215,038	14,252,719
Flex Ltd*	1,375,045	15,318,001
National Instruments Corp	431,702	15,411,761
TE Connectivity Ltd	311,334	30,429,785
		75,412,266
Entertainment – 0.5%
Liberty Media Corp-Liberty Formula One*	191,260	6,937,000
Equity Real Estate Investment Trusts (REITs) – 2.7%
Crown Castle International Corp	108,316	18,034,614
Lamar Advertising Co	320,195	21,187,303
		39,221,917
Health Care Equipment & Supplies – 9.2%
Boston Scientific Corp*	745,673	28,492,165
Cooper Cos Inc	90,400	30,475,648
Dentsply Sirona Inc	244,748	10,702,830
ICU Medical Inc*	77,960	14,247,970
STERIS PLC	142,204	25,054,923
Teleflex Inc	39,818	13,554,844
Varian Medical Systems Inc*	73,230	12,595,560
		135,123,940
Hotels, Restaurants & Leisure – 2.1%
Aramark	339,119	8,969,698
Dunkin' Brands Group Inc	257,582	21,098,542
		30,068,240
Information Technology Services – 11.5%
Amdocs Ltd	375,345	21,548,556
Broadridge Financial Solutions Inc	233,900	30,874,800
Euronet Worldwide Inc*	55,992	5,100,871
Fidelity National Information Services Inc	191,529	28,194,984

Shares		Value
Common Stocks– (continued)
Information Technology Services– (continued)
Global Payments Inc	184,624	$32,785,530
GoDaddy Inc*	388,720	29,531,058
WEX Inc*	140,766	19,562,251
		167,598,050
Insurance – 6.6%
Aon PLC	166,481	34,345,030
Intact Financial Corp	256,711	27,491,253
Willis Towers Watson PLC	54,813	11,446,051
WR Berkley Corp	374,425	22,896,089
		96,178,423
Internet & Direct Marketing Retail – 1.1%
Wayfair Inc*	57,675	16,784,002
Life Sciences Tools & Services – 4.7%
Illumina Inc*	19,692	6,086,403
IQVIA Holdings Inc*	79,002	12,453,085
PerkinElmer Inc	166,886	20,945,862
PRA Health Sciences Inc*	129,967	13,183,853
Waters Corp*	80,783	15,807,617
		68,476,820
Machinery – 3.2%
Ingersoll Rand Inc*	410,238	14,604,473
Middleby Corp*	75,242	6,749,960
Rexnord Corp	373,230	11,137,183
Wabtec Corp	234,596	14,516,801
		47,008,417
Oil, Gas & Consumable Fuels – 1.2%
Magellan Midstream Partners LP	514,995	17,612,829
Pharmaceuticals – 3.8%
Bristol-Myers Squibb Co	159,699	9,628,253
Catalent Inc*	294,582	25,233,894
Elanco Animal Health Inc*	435,020	12,150,109
Royalty Pharma PLC - Class A	207,383	8,724,603
		55,736,859
Professional Services – 3.0%
CoStar Group Inc*	18,454	15,658,404
IHS Markit Ltd	154,222	12,107,969
Verisk Analytics Inc	85,500	15,844,005
		43,610,378
Semiconductor & Semiconductor Equipment – 8.3%
KLA Corp	155,536	30,133,545
Lam Research Corp	72,920	24,191,210
Microchip Technology Inc	347,314	35,689,987
ON Semiconductor Corp*	772,708	16,760,037
Xilinx Inc	145,637	15,181,201
		121,955,980
Software – 10.8%
Atlassian Corp PLC*	120,773	21,955,324
Ceridian HCM Holding Inc*	239,496	19,794,344
Constellation Software Inc/Canada	27,278	30,314,967
Dynatrace Inc*	168,260	6,902,025
JFrog Inc*	12,416	1,051,014
Nice Ltd (ADR)*	178,687	40,567,310
SS&C Technologies Holdings Inc	606,857	36,726,986
		157,311,970
Specialty Retail – 2.1%
Burlington Stores Inc*	42,794	8,819,415
CarMax Inc*	236,022	21,692,782
		30,512,197
Textiles, Apparel & Luxury Goods – 0.7%
Gildan Activewear Inc	512,198	10,074,935
Trading Companies & Distributors – 0.9%
Ferguson PLC	126,525	12,728,080
Total Common Stocks (cost $844,640,264)		1,408,068,186
Limited Partnership Interests– 0%
Biotechnology – 0%
RPI International Holdings LP§((cost $201,405)	978	390,737

Shares		Value
Investment Companies– 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $55,510,278)	55,509,262	$55,514,813
Total Investments (total cost $900,351,947) – 100.1%		1,463,973,736
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(1,464,363)
Net Assets – 100%		$1,462,509,373

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,280,935,725	87.5%
Canada	90,638,665	6.2
Israel	41,618,324	2.8
Australia	21,955,324	1.5
France	11,486,404	0.8
Ireland	11,305,691	0.8
Denmark	6,033,603	0.4

Total	$1,463,973,736	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$426,742	$6,380	$6,097	$55,514,813
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	11,532∆	-	-	N/A
Total Affiliated Investments - 3.8%	$438,274	$6,380	$6,097	$55,514,813

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	106,440,118	145,196,448	(196,134,230)	55,514,813
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	3,921,920	150,234,727	(154,156,647)	-

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	10/8/20	(3,519,000)	$2,608,246	(34,897)
Citibank, National Association:
Canadian Dollar	12/17/20	(6,892,000)	5,223,745	45,187
Euro	12/17/20	(6,486,000)	7,682,076	64,838

				110,025
Credit Suisse International:
Canadian Dollar	12/3/20	(12,631,000)	9,653,112	163,974
Canadian Dollar	12/3/20	(660,000)	492,997	(2,833)

				161,141
HSBC Securities (USA), Inc.:
Canadian Dollar	12/17/20	(10,802,000)	8,180,823	64,342
Euro	12/17/20	(2,449,800)	2,899,559	22,483

				86,825
JPMorgan Chase Bank, National Association:
Euro	10/8/20	(1,092,000)	1,291,102	10,777
Euro	10/8/20	(8,542,000)	9,703,701	(311,440)

				(300,663)
Total				$22,431

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 45,638,918

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of September 30, 2020)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
RPI International Holdings LP	2/4/20	$201,405	$390,737	0.0%
RPI International Holdings LP	2/4/20	2,582,167	5,009,536	0.4
Total		$2,783,572	$5,400,273	0.4%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$28,847,792	$5,009,536	$-
Commercial Services & Supplies	34,068,714	11,486,404	-
Trading Companies & Distributors	-	12,728,080	-
All Other	1,315,927,660	-	-
Limited Partnership Interests	-	390,737	-
Investment Companies	-	55,514,813	-
Total Investments in Securities	$1,378,844,166	$85,129,570	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	371,601	-
Total Assets	$1,378,844,166	$85,501,171	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$349,170	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2020.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.